Accounting Standards and Basis of Preparation - Summary of Effects of Variation in Prices of Price Index (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect Of Variation In Prices Of Price Index [line items]
Annual	47.70%	24.80%	34.60%	17.20%
Accumulated 3 years	148.00%	96.80%	102.30%	72.50%